UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3749

DWS State Tax Free Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 89.0%
Massachusetts 81.1%
Bellingham, MA, Other General Obligation, 5.375%, 3/1/2015 (a)	1,765,000	1,890,086
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	1,950,000	1,901,445
8.0%, 9/1/2035	980,000	937,537
Boston, MA, Project Revenue, Convention Center Act 1997, Series A, 5.0%, 5/1/2015 (a)	2,730,000	2,898,850
Boston, MA, Senior Care Revenue, Industrial Development Finance Authority, First Mortgage, Springhouse, Inc., 5.5%, 7/1/2008	355,000	354,595
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	990,000	1,147,054

Groton-Dunstable, MA, School District General Obligation, Regional School District, 5.0%, 10/15/2015 (a)	1,920,000	2,050,099
Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016 (a)	1,260,000	1,368,196
Hopkinton, MA, Other General Obligation:
5.5%, 9/1/2012	1,735,000	1,881,729
5.5%, 9/1/2014	1,735,000	1,881,729
Ipswich, MA, General Obligation, 5.25%, 11/15/2017 (a)	2,325,000	2,441,668
Massachusetts, Airport Revenue, Port Authority, Series A, 5.75%, 7/1/2011	2,000,000	2,161,060
Massachusetts, Airport Revenue, USAir Private Jet, AMT, Series A, 5.75%, 9/1/2016 (a)	1,000,000	1,011,470
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2021	2,000,000	2,219,700
Series A, 5.75%, 7/1/2011	355,000	376,233
Series A, 5.75%, 7/1/2015	535,000	566,998
Series B, 6.2%, 3/1/2016	3,100,000	3,533,194
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series C, Prerefunded, ETM, 5.0%, 7/1/2015	190,000	209,382
Series C, 5.0%, 7/1/2015	2,985,000	3,270,903
Series C, Prerefunded, ETM, 5.0%, 7/1/2016	75,000	82,949
Series C, 5.0%, 7/1/2016	2,125,000	2,337,096
Series A, 5.25%, 7/1/2020	6,270,000	7,064,722
Series A, 5.25%, 7/1/2021	5,000,000	5,633,150
Series C, Prerefunded, ETM, 5.5%, 7/1/2017	165,000	189,821
Series C, 5.5%, 7/1/2017	4,835,000	5,516,397
Massachusetts, Bay Transportation System Authority, Series C, 6.1%, 3/1/2013	1,500,000	1,645,620
Massachusetts, Department of Agricultural Resources Municipal Trust, Various States, Series 3001, 8.99% *, 8/1/2026	2,500,000	3,097,150
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	7,225,000	7,817,811
Massachusetts, Health & Educational Facilities Authority, Simmons College, Series F, 5.0%, 10/1/2019 (a)	1,230,000	1,340,995
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts:
6.625%, 5/1/2010	2,575,000	2,777,343
6.75%, 5/1/2011	2,745,000	3,057,518
6.875%, 5/1/2014	1,300,000	1,518,751
Massachusetts, Higher Education Revenue, Development Finance Agency, Smith College, Prerefunded, 5.75%, 7/1/2015	1,265,000	1,356,599
Massachusetts, Higher Education Revenue, Development Finance Agency, WGBH Educational Foundation:
Series A, 5.375%, 1/1/2015 (a)	1,200,000	1,307,604
Series A, 5.375%, 1/1/2016 (a)	1,200,000	1,307,604
Series A, 5.375%, 1/1/2017 (a)	1,200,000	1,307,604
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.375%, 7/1/2017	5,500,000	6,274,840
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, University of Massachusetts, Series C, 5.5%, 10/1/2014 (a)	1,645,000	1,810,026
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,080,280
Series F, 5.75%, 7/1/2033	2,000,000	2,046,860
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	2,075,600
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	3,600,000	4,395,816
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	3,805,000	4,052,515
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013	1,750,000	1,789,463
Series D, 6.35%, 7/15/2032	3,250,000	3,684,557

Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, New England Medical Center:
Series H, 5.375%, 5/15/2018 (a)	4,875,000	5,299,027
Series H, 5.375%, 5/15/2019 (a)	1,800,000	1,956,564
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	730,000	732,248
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	3,108,060
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Winchester Hospital, Series B, 6.75%, 7/1/2030	1,965,000	2,126,661
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,795,000	3,849,686
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	5,201,650
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant:
Series A, Zero Coupon, 12/15/2014	9,000,000	6,907,860
Series A, 5.5%, 12/15/2013	5,000,000	5,557,700
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation Notes:
Series A, 5.25%, 12/15/2012	7,050,000	7,662,574
5.5%, 6/15/2014	7,000,000	7,209,090
Massachusetts, School District General Obligation, Development Finance Agency, 5.375%, 9/1/2023	1,175,000	1,275,498
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 (a)	2,600,000	2,913,170
Massachusetts, Special Obligation Dedicated Tax Revenue, 5.25%, 1/1/2021 (a)	5,000,000	5,493,950
Massachusetts, State Development Finance Agency Revenue, Biomedical Research:
Series C, 6.25%, 8/1/2013	2,180,000	2,324,665
Series C, 6.375%, 8/1/2014	1,000,000	1,069,150
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2021	2,500,000	2,654,350
Series P, 5.0%, 7/1/2022	1,500,000	1,586,580
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2022	1,750,000	1,622,338
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	8,258,219
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2015 (a)	4,000,000	4,340,160
Massachusetts, State General Obligation:
Series A, 3.751% *, 11/1/2018	5,000,000	4,872,400
Series D, 5.5%, 11/1/2016	500,000	567,990
Series D, 5.5%, 11/1/2019	4,325,000	4,946,978
Massachusetts, State General Obligation, Consolidated Loan:
Series C, 5.25%, 8/1/2023 (a)	5,000,000	5,474,550
Series D, 5.5%, 11/1/2014 (a)	4,990,000	5,623,281
Series C, 5.5%, 11/1/2015 (a)	12,500,000	14,115,250
Series D, 5.5%, 11/1/2019 (a)	2,500,000	2,885,100
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music, Series A, 5.0%, 10/1/2023	3,385,000	3,499,582
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East Issue, Series C, 4.082% *, 11/15/2032	2,000,000	1,793,160
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems:
Series G-5, 5.0%, 7/1/2022	1,400,000	1,458,576
Series C, Prerefunded, 5.75%, 7/1/2032	7,700,000	8,428,959
Series C, 5.75%, 7/1/2032	300,000	318,237
Massachusetts, State Health & Educational Facilities Authority Revenue, UMass Worcester:
Series B, Prerefunded, 5.25%, 10/1/2013 (a)	220,000	236,249
Series B, 5.25%, 10/1/2013 (a)	280,000	298,995
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, 5.0%, 8/15/2021 (a)	4,500,000	4,765,950

Series A, 5.0%, 8/15/2024 (a)	7,800,000	8,286,174
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust, Series 2, 5.7%, 2/1/2015	35,000	35,073
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019 (b)	4,000,000	4,795,360
Massachusetts, State Water Pollution Abatement Treatment, Pool Program:
Series 7, 5.25%, 2/1/2014	3,705,000	3,947,196
Series 6, 5.625%, 8/1/2015	120,000	128,170
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, Prerefunded, 5.0%, 8/1/2017	1,635,000	1,803,356
Series 11, 5.0%, 8/1/2017	115,000	125,471
Series 11, Prerefunded, 5.0%, 8/1/2020	5,650,000	6,231,780
Series 11, 5.0%, 8/1/2020	100,000	106,678
Massachusetts, State Water Resources Authority:
Series C, Prerefunded, 5.25%, 12/1/2015	2,460,000	2,695,668
Series C, 5.25%, 12/1/2015	1,570,000	1,709,997
Series D, 5.5%, 8/1/2011 (a)	5,000,000	5,399,450
Massachusetts, Transportation/Tolls Revenue, Series E, 5.25%, 1/1/2022 (a)	4,500,000	4,880,925
Massachusetts, Transportation/Tolls Revenue, Rail Connections, Inc., Route 128 Parking Garage Project:
Series B, Prerefunded, Zero Coupon, 7/1/2015	750,000	500,633
Series B, Prerefunded, Zero Coupon, 7/1/2016	1,025,000	640,184
Series B, Prerefunded, Zero Coupon, 7/1/2017	1,000,000	584,000
Series A, ETM, 5.3%, 7/1/2009	705,000	728,766
Series A, Prerefunded, 6.0%, 7/1/2012	250,000	265,760
Series A, Prerefunded, 6.0%, 7/1/2014	250,000	265,760
Massachusetts, University of Massachusetts Building Authority Project Revenue, Series 04-1, 5.25%, 11/1/2022 (a)	2,000,000	2,229,640
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2021 (a)	10,000,000	11,531,500
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, New Bedford Program, Series A, 5.25%, 2/1/2013	1,000,000	1,088,740
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, Pool Loan Program, Series 5, ETM, 5.375%, 8/1/2015	5,000,000	5,639,050
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015 (a)	6,050,000	6,589,478
Series A, 5.5%, 8/1/2013 (a)	1,445,000	1,608,574
Series A, 6.5%, 7/15/2019	3,110,000	3,714,646
Medford, MA, Core City General Obligation, 5.0%, 2/15/2015 (a)	2,085,000	2,227,885
Middleborough, MA, Other General Obligation:
5.25%, 1/15/2017 (a)	1,525,000	1,603,446
5.25%, 1/15/2018 (a)	1,515,000	1,592,932
5.25%, 1/15/2019 (a)	1,470,000	1,545,617
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012 (a)	1,145,000	1,241,375
Northbridge, MA, Core City General Obligation, 5.25%, 2/15/2014 (a)	1,490,000	1,609,900
Plymouth, MA, County General Obligation:
5.75%, 10/15/2015 (a)	1,900,000	2,043,469
5.75%, 10/15/2016 (a) (b)	1,725,000	1,857,170
Route 3 North, MA, Transportation/Tolls Revenue, Transportation Improvement Association:
5.75%, 6/15/2012 (a)	1,105,000	1,173,565
5.75%, 6/15/2013 (a)	2,500,000	2,655,125
5.75%, 6/15/2016 (a)	4,910,000	5,214,665
Springfield, MA, Core City General Obligation, 5.25%, 1/15/2019 (a)	1,000,000	1,091,960
Springfield, MA, Core City General Obligation, Municipal Purpose Loan:
5.5%, 8/1/2015 (a)	1,505,000	1,638,704
5.5%, 8/1/2016 (a)	1,685,000	1,834,695
Springfield, MA, Water & Sewer Revenue, Series A, 5.375%, 11/1/2016 (a)	1,250,000	1,361,913
Tantasqua, MA, School District General Obligation, Regional School District:

5.625%, 8/15/2012 (a)	1,000,000	1,072,180
5.625%, 8/15/2013 (a)	2,575,000	2,760,863
5.625%, 8/15/2014 (a)	2,575,000	2,760,863
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 (a)	11,880,000	12,636,994
University of Massachusetts, Higher Education Revenue, University Building Authority:
Series 2, 5.5%, 11/1/2015 (a)	1,185,000	1,261,350
Series 2, 5.5%, 11/1/2016 (a)	1,250,000	1,330,538
Westfield, MA, Core City General Obligation, 6.5%, 5/1/2013 (a)	1,170,000	1,269,567
Westford, MA, Other General Obligation Lease, 5.125%, 4/1/2017 (a)	1,150,000	1,206,799
Westford, MA, School District General Obligation, Series A, 5.75%, 4/1/2012 (a)	1,140,000	1,212,151
Worcester, MA, Core City General Obligation, Series A, 5.5%, 8/15/2016 (a)	1,285,000	1,381,182
Worcester, MA, Other General Obligation, 5.625%, 8/15/2015 (a)	705,000	755,887

		380,977,900
Puerto Rico 7.9%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	3,970,000	4,129,515
Commonwealth of Puerto Rico, Series A, 5.0%, 7/1/2021	5,000,000	5,050,850
Commonwealth of Puerto Rico, State General Obligation, Series A, 5.5%, 7/1/2022 (a) (b)	5,000,000	5,514,250
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue:
Series Y, Prerefunded, ETM, 6.25%, 7/1/2014	1,855,000	2,161,594
Series Y, 6.25%, 7/1/2014	145,000	161,191
Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series H, 5.5%, 7/1/2016 (a)	10,350,000	11,518,515
Series M, 6.25%, 7/1/2022	5,000,000	5,669,700
Puerto Rico, State General Obligation, Highway & Transportation Authority, Series Y, 5.5%, 7/1/2015 (a)	2,500,000	2,805,425

		37,011,040

Total Municipal Bonds and Notes (Cost $397,478,687)		417,988,940
Municipal Inverse Floating Rate Notes 23.2%
Massachusetts
Massachusetts, State Special Obligation Revenue, Series A, 5.375%, 6/1/2020 (a) (c)	10,000,000	10,865,300
Trust: Massachusetts, Municipal Security Trust Certificates, Series 7002B, 144A, 7.02%, 6/1/2020, Leverage Factor at purchase date: 2 to 1
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 4-A, 5.25%, 7/1/2014 (a) (c)	5,915,000	6,352,254
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 4-A, 5.25%, 7/1/2015 (a) (c)	1,960,000	2,105,717
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 5-A, 5.25%, 7/1/2014 (a) (c)	1,885,000	2,025,141
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 5-A, 5.25%, 7/1/2015 (a) (c)	1,575,000	1,692,094
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 6-A, 5.25%, 7/1/2014 (a) (c)	4,250,000	4,565,968
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 6-A, 5.25%, 7/1/2015 (a) (c)	3,750,000	4,028,796
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 6-A, 5.25%, 7/1/2016 (a) (c)	2,250,000	2,417,277
Trust: Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Series 674, 144A, 9.884%, 7/1/2014, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2016 (a) (c)	5,000,000	5,421,750
Trust: Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series 563, 144A, 7.545%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series D, 5.0%, 11/1/2024 (a) (c)	10,000,000	10,917,350
Trust: Massachusetts, State General Obligation, RITES-PA 1281, 144A, 6.11%, 11/1/2024, Leverage Factor at purchase date: 2 to 1

Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2011 (a) (c)	8,390,000	8,710,288
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 592A, AMT, 144A, 7.215%, 7/1/2011, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2012 (a) (c)	1,610,000	1,671,462
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 592B, AMT, 144A, 7.215%, 7/1/2012, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, AMT, 6.125%, 7/1/2013 (c)	1,860,000	1,958,682
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598A, AMT, 144A, 8.465%, 7/1/2013, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, AMT, 6.125%, 7/1/2014 (c)	1,990,000	2,095,579
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598B, AMT, 144A, 8.465%, 7/1/2014, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, AMT, 6.125%, 7/1/2015 (c)	2,130,000	2,243,007
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598C, AMT, 144A, 8.465%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, AMT, 6.125%, 7/1/2016 (c)	1,850,000	1,942,149
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598D, AMT, 144A, 8.715%, 7/1/2016, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, AMT, 6.125%, 7/1/2017 (c)	1,550,000	1,625,067
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598E, AMT, 144A, 8.715%, 7/1/2017, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, AMT, 6.125%, 7/1/2018 (c)	2,620,000	2,696,845
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598F, AMT, 144A, 7.215%, 7/1/2018, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority, Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2014 (a) (c)	4,000,000	4,185,070
Massachusetts, State Port Authority, Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2015 (a) (c)	3,000,000	3,138,803
Massachusetts, State Port Authority, Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2016 (a) (c)	3,000,000	3,138,803
Trust: Massachusetts, State Port Authority, Special Facilities Revenue, Series II-R-177, AMT, 144A, 10.51%, 1/1/2014, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Water Resource Authority, Series D, 5.0%, 8/1/2021 (a) (c)	13,175,000	14,290,301
Trust: Massachusetts, State Water Resource Authority, Series R-252, 144A, 6.296%, 8/1/2021, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series E, 5.0%, 11/1/2023 (a) (c)	10,000,000	11,094,750
Trust: Reset Option Certificates Trust II, Various States, Series R-680-1, 144A, 29.7%, 11/1/2023, Leverage Factor at purchase date: 20 to 1

Total Municipal Inverse Floating Rate Notes (Cost $104,307,642)		109,182,453
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $501,786,329)	112.2	527,171,393
Other Assets and Liabilities, Net	(12.2)	(57,155,057)

Net Assets	100.0	470,016,336

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2007.

(a)	Bond is insured by one of these companies:
	As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	14.4
Financial Guaranty Insurance Company	13.5

	Financial Security Assurance, Inc.		11.5
	Municipal Bond Insurance Association		15.5
(b)			At December 31, 2007, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(c)			Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At December 31, 2007, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

5/16/2008 11/18/2025	5,300,000[1]	Fixed — 5.281%	Floating — LIBOR	(208,953)

Counterparty:
[1] Chase Securities, Inc.

LIBOR: Represents the London InterBank Offered Rate.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008